Income Tax Expense (Details) - Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Details) - Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized (Parentheticals) [Line Items]
Potential tax benefit	25.00%	25.00%